Note 18 - Subsequent Events 1 (Details Textual)					1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Apr. 21, 2026 USD ($) $ / shares shares	Apr. 21, 2026 EUR (€) shares	Mar. 03, 2026 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jun. 03, 2026 USD ($)	Apr. 21, 2026 EUR (€)	Apr. 01, 2025 USD ($)
Proceeds from Issuance of Debt						$ 600,000	$ 492,000	$ 2,377,000	$ 6,782,000
Equity Offering, Maximum Amount						$ 20,000,000		$ 20,000,000
Preferred Stock, Shares Authorized (in shares) | shares						1,000,000		1,000,000
Preferred Stock, Shares Issued (in shares) | shares									0
Series C Convertible Preferred Stock [Member] | Subscription Agreements [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				2,625
Subsequent Event [Member] | Preferred Equity Financing [Member]
Equity Offering, Maximum Amount										$ 20,000,000
Subsequent Event [Member] | Equity Line of Credit [Member]
Equity Offering, Maximum Amount										$ 50,000,000
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Proceeds from Issuance of Debt				$ 600,000
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member] | Subscription Agreements [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		240	240	2,625
Preferred Stock, Stated Value (in dollars per share) | $ / shares		$ 709
Proceeds from Issuance or Sale of Equity					$ 200,000
Subsequent Event [Member] | Series F Preferred Stock [Member]
Preferred Stock, Stated Value (in dollars per share) | $ / shares	$ 1,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001
Preferred Stock, Shares Authorized (in shares) | shares	15,750				15,750
Preferred Stock, Shares Issued (in shares) | shares	750				750
Beneficial Ownership, Maximum	9.99%				9.99%
Preferred Stock, Voting Rights	no
Subsequent Event [Member] | Series F Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	750
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001
Proceeds From Issuance of Debt and Equity	$ 1,000,000
Preferred Stock, Shares Authorized (in shares) | shares	15,750				15,750
Secured Promissory Notes Sold in Subscription Agreements [Member]
Proceeds from Issuance of Debt				$ 600,000
Debt Instrument, Original Issue Discount				20.00%
Debt Instrument, Face Amount				$ 1,960,000
Secured Promissory Notes Sold in Subscription Agreements [Member] | Subsequent Event [Member]
Proceeds from Issuance of Debt		$ 235,000	€ 200,000
Debt Instrument, Original Issue Discount				20.00%
Debt Instrument, Face Amount		$ 293,000		$ 1,250,000							€ 250,000
Promissory Note [Member]
Debt Instrument, Face Amount												$ 250,000
Promissory Note [Member] | Subsequent Event [Member]
Debt Instrument, Original Issue Discount	20.00%
Debt Instrument, Face Amount	$ 1,250,000				$ 1,250,000
Interest Payable	0				0
Debt Instrument, Debt Future Default Benchmark	$ 100,000				$ 100,000